Deferred Income (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Income [Abstract]
Schedule of Deferred Income
	2024	2023
Current	€’000	€’000
Grant – C5 (IAPMEI)	-	-
Income deferrals - customers	1,353	-
	1,353	-
Non-Current
Grant – C5 (IAPMEI)	9,771	9,299
	9,771	9,299